Insurance contracts in the financial services segment - Summary of effect of insurance contracts initially recognized (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 2,116	¥ 2,645
Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,122,195	1,681,886
Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	145,877	146,270
Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,268,072	1,828,156
Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,671,196)	(2,146,863)
Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(403,124)	(318,707)
Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	40,912	28,042
CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	364,328	293,310
Profitable Contracts Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,117,351	1,675,615
Profitable Contracts Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	143,674	144,128
Profitable Contracts Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,261,025	1,819,743
Profitable Contracts Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(2,666,256)	(2,141,084)
Profitable Contracts Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(405,231)	(321,341)
Profitable Contracts Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	40,903	28,031
Profitable Contracts Issued [Member] | CSM [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	364,328	293,310
Onerous Contract Issued [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,116	2,645
Onerous Contract Issued [Member] | Claims and other insurance service expenses [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	4,844	6,271
Onerous Contract Issued [Member] | Insurance acquisition cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,203	2,142
Onerous Contract Issued [Member] | Estimates of present value of future cash outflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	7,047	8,413
Onerous Contract Issued [Member] | Estimates of present value of future cash inflows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	(4,940)	(5,779)
Onerous Contract Issued [Member] | Estimates of present value of future cash flows [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	2,107	2,634
Onerous Contract Issued [Member] | Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Effect of contracts initially recognized in the year	¥ 9	¥ 11